Statements of Changes in Shareholder’s Deficit (Unaudited) - USD ($)		Class A Ordinary	Class B Ordinary	Preference Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balances at Dec. 05, 2021
Issuance of shares to Sponsor	[1]		$ 216		24,784		$ 25,000
Issuance of shares to Sponsor (in Shares)	[1]		2,156,250
Net income (loss)						(4,730)	(4,730)
Balances at Dec. 31, 2021			$ 216		24,784	(4,730)	20,270
Balances (in Shares) at Dec. 31, 2021			2,156,250
Net income (loss)						(1,200)	(1,200)
Balances at Mar. 31, 2022			$ 216		24,784	(5,930)	19,070
Balances (in Shares) at Mar. 31, 2022			2,156,250
Balances at Dec. 31, 2021			$ 216		24,784	(4,730)	20,270
Balances (in Shares) at Dec. 31, 2021			2,156,250
Net income (loss)							(594,057)
Balances at Sep. 30, 2022		$ 12	$ 197			(2,580,833)	(2,580,624)
Balances (in Shares) at Sep. 30, 2022		118,125	1,968,750
Balances at Dec. 31, 2021			$ 216		24,784	(4,730)	20,270
Balances (in Shares) at Dec. 31, 2021			2,156,250
Forfeiture of 187,500 Class B ordinary shares by initial shareholder			$ (19)		19
Forfeiture of 187,500 Class B ordinary shares by initial shareholder (in Shares)			(187,500)
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses		$ 788			73,655,270		73,656,058
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses (in Shares)		7,875,000
Issuance of 118,125 underwriter units, including over-allotment		$ 12			946,169		946,181
Issuance of 118,125 underwriter units, including over-allotment (in Shares)		118,125
Sale of 3,762,500 warrants in private placement					3,762,500		3,762,500
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value		$ (788)			(78,388,742)	(2,649,572)	(81,039,102)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value (in Shares)		(7,875,000)
Net income (loss)						(675,874)	(675,874)
Balances at Dec. 31, 2022		$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022		118,125	1,968,750
Balances at Mar. 31, 2022			$ 216		24,784	(5,930)	19,070
Balances (in Shares) at Mar. 31, 2022			2,156,250
Forfeiture of 187,500 Class B ordinary shares by initial shareholder			$ (19)		19
Forfeiture of 187,500 Class B ordinary shares by initial shareholder (in Shares)			(187,500)
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses		$ 788			73,655,270		73,656,058
Sale of 7,875,000 units at $10 per unit in IPO, including over-allotment, net of underwriters’ discount and offering expenses (in Shares)		7,875,000
Issuance of 118,125 underwriter units, including over-allotment		$ 12			946,169		946,181
Issuance of 118,125 underwriter units, including over-allotment (in Shares)		118,125
Sale of 3,762,500 warrants in private placement					3,762,500		3,762,500
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value		$ (788)			(78,388,742)	(1,628,449)	(80,017,979)
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value (in Shares)		(7,875,000)
Net income (loss)						(184,940)	(184,940)
Balances at Jun. 30, 2022		$ 12	$ 197			(1,819,319)	(1,819,110)
Balances (in Shares) at Jun. 30, 2022		118,125	1,968,750
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value						(353,596)	(353,596)
Net income (loss)						(407,918)	(407,918)
Balances at Sep. 30, 2022		$ 12	$ 197			(2,580,833)	(2,580,624)
Balances (in Shares) at Sep. 30, 2022		118,125	1,968,750
Balances at Dec. 31, 2022		$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022		118,125	1,968,750
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value						(858,477)	(858,477)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share		$ 197	$ (197)
Conversion of 1,968,749 Class B ordinary shares to Class A ordinary shares at par value of $0.0001 per share (in Shares)		1,968,749	(1,968,749)
Net income (loss)						451,852	451,852
Balances at Mar. 31, 2023		$ 209				(3,736,801)	(3,736,592)
Balances (in Shares) at Mar. 31, 2023		2,086,874	1
Balances at Dec. 31, 2022		$ 12	$ 197			(3,330,176)	(3,329,967)
Balances (in Shares) at Dec. 31, 2022		118,125	1,968,750
Net income (loss)							585,178
Balances at Sep. 30, 2023		$ 209				(4,882,206)	(4,881,997)
Balances (in Shares) at Sep. 30, 2023		2,086,874	1
Balances at Mar. 31, 2023		$ 209				(3,736,801)	(3,736,592)
Balances (in Shares) at Mar. 31, 2023		2,086,874	1
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value						(696,053)	(696,053)
Net income (loss)						106,798	106,798
Balances at Jun. 30, 2023		$ 209				(4,326,056)	(4,325,847)
Balances (in Shares) at Jun. 30, 2023		2,086,874	1
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value						(582,678)	(582,678)
Net income (loss)						26,528	26,528
Balances at Sep. 30, 2023		$ 209				$ (4,882,206)	$ (4,881,997)
Balances (in Shares) at Sep. 30, 2023		2,086,874	1

[1]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.